Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Dividend paid per share	$ 0.26	$ 0.24	$ 0.26